Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jul. 20, 2020	May 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party expenses				$ 293,750
Mooney [Member]
Related Party Transaction [Line Items]
Consulting services fee		$ 4,500
Mooney [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Consulting services fee	$ 10,000
Mooney [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Consulting services fee	$ 4,500
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 153,750
General and Administrative Expense [Member] | Mooney [Member]
Related Party Transaction [Line Items]
Related party expenses			0	25,000
Fernandez Mc Govern [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 18,371	$ 33,930